TIFF Investment Program (“TIP”)

Supplement dated September 20, 2018

to the Statement of Additional Information dated April 30, 2018

This supplement provides new and additional information to the TIP statement of additional information (“SAI”) dated April 30, 2018. You can find TIP’s prospectus and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The following information replaces similar disclosures in Appendix C – Portfolio Managers on pages 79-81 of the SAI:

Other Accounts Managed (as of 12/31/2017)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Jay Willoughby	1	$85	37	$4,626	8	$1,309
Trevor Graham	0	$0	6	$2,906	0	$0
John Sinclair*	0	$0	5	$2,852	0	$0
SHORT-TERM FUND
TAS
Jay Willoughby	1	$3,925	37	$4,626	8	$1,309
Jessica Bolster	0	$0	0	$0	0	$0

*Number of Accounts is as of September 13, 2018, and Total Assets of Accounts Managed ($million) is as of December 31, 2017.

Other Accounts Managed with a Performance-Based Advisory Fee (as of 12/31/2017)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Jay Willoughby	0	$0	32	$2,540	0	$0
Trevor Graham	0	$0	3	$847	0	$0
John Sinclair*	0	$0	2	$793	0	$0
SHORT-TERM FUND
TAS
Jay Willoughby	0	$0	32	$2,540	0	$0
Jessica Bolster	0	$0	0	$0	0	$0

*Number of Accounts is as of September 13, 2018, and Total Assets of Accounts Managed ($million) is as of December 31, 2017.

Portfolio Manager Compensation (as of 12/31/2017)

MULTI-ASSET FUND
TAS
Portfolio Managers: Jay Willoughby Trevor Graham John Sinclair*
Compensation Structure	Salary Incentive Compensation Retirement Plan
Specific Criteria

Salary is fixed.

Incentive Compensation –Incentive compensation is based on multiple performance components, of TIFF’s comprehensive funds, including Multi-Asset Fund, and may also include a portfolio segment component (i.e., equities segment or diversifiers segment). A fraction of incentive compensation above a threshold – which increases as incentive compensation rises – of the investment staff’s annual compensation award is generally deferred, subject to a multi-year vesting schedule. During the deferral period, the bonus amount is subject to the performance of selected investment vehicles bearing the TIFF name, including MAF. During a transitional period following employment, the quantitative factor may be given less weight in determining an investment professional’s incentive compensation and the amount to be deferred may be reduced or eliminated.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

*Portfolio Manager compensation is as of September 13, 2018.

SHORT-TERM FUND
TAS
Portfolio Managers: Jay Willoughby Jessica Bolster
Compensation Structure	Salary Incentive Compensation Retirement Plan
Specific Criteria

Salary is fixed.

Incentive Compensation – Incentive compensation is based on multiple performance components, of TIFF’s comprehensive funds, including Multi-Asset Fund, and may also include a portfolio segment component (i.e., equities segment or diversifiers segment). A fraction of incentive compensation above a threshold – which increases as incentive compensation rises – of the investment staff’s annual compensation award is generally deferred, subject to a multi-year vesting schedule. During the deferral period, the bonus amount is subject to the performance of selected investment vehicles bearing the TIFF name, including MAF. During a transitional period following employment, the quantitative factor may be given less weight in determining an investment professional’s incentive compensation and the amount to be deferred may be reduced or eliminated.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

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Ownership of Fund Securities (as of 12/31/2017)

Portfolio Manager	Dollar Range of Equity Securities in Fund Beneficially Owned by the Portfolio Manager
Jay Willoughby	Multi-Asset Fund – None Short-Term Fund – None
Trevor Graham	Multi-Asset Fund – None Short-Term Fund – None
Jessica Bolster	Multi-Asset Fund – None Short-Term Fund – None
John Sinclair*	Multi-Asset Fund – None Short-Term Fund – None

*Ownership of fund securities is as of September 13, 2018.

Please keep this supplement for future reference.

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